Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents		$ 5,930,747	$ 8,682,809
Restricted cash		68,610	135,607
Notes receivable		148,856
Accounts receivable, net		4,915,020	6,751,545
Prepayments		8,231,748	7,279,898
Inventories		22,357,493	12,565,337
Prepaid expenses and other current assets, net		13,808,937	7,659,836
Total current assets		55,530,931	43,140,879
Property and equipment, net		69,217	94,513
Intangible assets, net		3,333,709	4,443,690
Operating lease right of use assets, net		453,445	643,933
Deferred tax assets, net		4,955,359	7,321,373
Long-term investment		104,142
Other non-current assets, net		83,262	449,778
Total non-current assets		8,999,134	12,953,287
TOTAL ASSETS		64,530,065	56,094,166
Current liabilities
Short-term borrowings		4,126,689	9,771,623
Accounts payable		14,764,941	9,478,895
Accounts payable – related parties		72,118	198,301
Contract liabilities		20,223,920	16,189,160
Income tax payable		1,376,702	1,537,302
Deferred revenue		185,228	1,286,603
Operating lease liabilities, current		299,205	321,388
Accrued expenses and other liabilities		2,474,488	2,226,038
Convertible notes payable, current		4,950,000
Total current liabilities		48,597,092	41,126,569
Convertible notes payable, non-current			4,692,105
Deferred tax liabilities		450,348	494,725
Operating lease liabilities, non-current		126,446	315,095
Total non-current liabilities		576,794	5,501,925
Total liabilities		49,173,886	46,628,494
Commitments and contingencies (Note 19)
Shareholders’ equity
Additional paid-in capital	[1]	135,623,969	136,595,192
Statutory reserve		1,104,322	1,117,828
Accumulated deficit		(117,874,432)	(122,305,297)
Accumulated other comprehensive loss		(1,973,471)	(2,487,995)
Total shareholders’ equity attributable to Baijiayun Group Ltd		16,882,754	12,922,028
Non-controlling interests		(1,526,575)	(3,456,356)
Total shareholders’ equity		15,356,179	9,465,672
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		64,530,065	56,094,166
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	1,770	1,704
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	596	596
Related Party
Current assets
Prepayments – related parties		69,520	65,847
Current liabilities
Amount due to related parties		$ 123,801	$ 117,259

[1]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.